Nature of Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Research And Development Expenses Abstract
Personnel costs	$ 2,453	$ 1,949	$ 1,277
Depreciation and amortization	2,272	1,360	1,203
Impairment	44	0	273
Lab consumables	713	793	390
Patent expenses	430	577	396
External collaborator fees	783	1,020	874
Clinical validation	584	842	0
Other expenses	278	132	130
Total research and development expenses	$ 7,557	$ 6,673	$ 4,543